Victory Integrity Small-Cap Value Fund Expense Example, No Redemption - Victory Integrity Small-Cap Value Fund - Class C	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 238
Expense Example, No Redemption, 3 Years	818
Expense Example, No Redemption, 5 Years	1,423
Expense Example, No Redemption, 10 Years	$ 2,734